Derivative financial instruments - Impact of hedge accounting on balance sheet and reserves (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Derivative financial instruments
FVHA included in carrying amounts relating to hedged items that have ceased to be adjusted for hedging gains and losses, assets	$ 3	$ 0
FVHA included in carrying amounts relating to hedged items that have ceased to be adjusted for hedging gains and losses, liabilities	3	0
Fair value hedges | Debt issues and loan capital
Derivative financial instruments
Carrying amount of hedged liabilities	(88,112)	(84,776)
FVHA included in carrying amount, hedged liabilities	8,832	(1,983)
Fair value hedges | Investment securities
Derivative financial instruments
Carrying amount of hedged assets	39,355	60,657
FVHA included in carrying amount, hedged assets	(4,469)	117
Fair value hedges | Loans
Derivative financial instruments
Carrying amount of hedged assets	21,798	28,340
FVHA included in carrying amount, hedged assets	(532)	(59)
Parent Entity | Fair value hedges | Debt issues and loan capital
Derivative financial instruments
Carrying amount of hedged liabilities	(78,448)	(76,634)
FVHA included in carrying amount, hedged liabilities	7,907	(1,931)
Parent Entity | Fair value hedges | Investment securities
Derivative financial instruments
Carrying amount of hedged assets	38,188	59,008
FVHA included in carrying amount, hedged assets	(4,419)	101
Parent Entity | Fair value hedges | Loans
Derivative financial instruments
Carrying amount of hedged assets	2,441	3,009
FVHA included in carrying amount, hedged assets	$ (192)	$ (5)